Details of Significant Accounts - Amount recognized in profit or loss and other comprehensive income in relation to financial liabilities at fair value through profit or loss (Details) - USD ($)
$ in Thousands
6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of financial liabilities [line items]
Net gains (losses) recognized in profit or loss, Financial liabilities designated as at fair value through profit or loss	$ (244)	$ 28,374
Preference share liabilities
Disclosure of financial liabilities [line items]
Net gains (losses) recognized in profit or loss, Financial liabilities designated as at fair value through profit or loss		28,374
Net losses recognized in other comprehensive income, Financial liabilities designated as at fair value through profit or loss		$ (7)
Warrant liabilities
Disclosure of financial liabilities [line items]
Net gains (losses) recognized in profit or loss, Financial liabilities designated as at fair value through profit or loss	$ (244)